Share capital, share premium and own shares	12 Months Ended
Dec. 31, 2022
Share capital, share premium and own shares
Share capital, share premium and own shares

C8    Share capital, share premium and own shares

Shares are classified as equity when their terms do not create an obligation to transfer assets. Amounts recorded in share capital represent the nominal value of the shares issued. The difference between the proceeds received on issue of the shares, net of share issue costs, and the nominal value of the shares issued, is credited to share premium. Where the Company purchases shares for the purposes of employee incentive plans, the consideration paid, net of issue costs, is deducted from retained earnings. Upon issue or sale any consideration received is credited to retained earnings net of related costs.

	2022			2021
Issued shares of 5p each fully paid	Number of ordinary	Share	Share	Number of ordinary	Share	Share
	shares	capital	premium	shares	capital	premium
		$m	$m		$m	$m
Balance at 1 Jan	2,746,412,265	182	5,010	2,609,489,702	173	2,637
Shares issued under share-based schemes	3,257,115	—	2	6,142,213	—	8
Shares issued under Hong Kong public offer and international placing in 2021note	—	—	(6)	130,780,350	9	2,365
Balance at 31 Dec	2,749,669,380	182	5,006	2,746,412,265	182	5,010

Note

In October 2021, Prudential completed the issuance of new ordinary shares on the Hong Kong Stock Exchange, resulting in net proceeds and an increase in shareholders' equity of $2.4 billion. The proceeds from this issuance were used to redeem high coupon debt instruments of US$1.3 billion in total in December 2021 and US$1.0 billion in January 2022, with the remainder used to increase Prudential's central stock of liquidity, as originally intended and disclosed in Prudential's prospectus for the issuance.

Options outstanding under save as you earn schemes to subscribe for shares at each year end shown below are as follows:

	Number of
	shares to	Share price range
	subscribe for	from		to		Exercisable by year
31 Dec 2022	1,858,292	737	p	1,455	p	2028
31 Dec 2021	2,022,535	964	p	1,455	p	2027

Transactions by Prudential plc and its subsidiaries in Prudential plc shares

The Group buys and sells Prudential plc shares (‘own shares’) in relation to its employee share schemes. The cost of own shares of $270 million at 31 December 2022 (31 December 2021: $267 million) is deducted from retained earnings. The Company has established trusts to facilitate the delivery of shares under employee incentive plans. At 31 December 2022, 12.6 million (31 December 2021: 11.7 million) Prudential plc shares with a market value of $174 million (31 December 2021: $201 million) were held in such trusts, all of which are for employee incentive plans. The maximum number of shares held during the year was 13.0 million which was in September 2022.

Within the trusts, shares are notionally allocated by business unit reflecting the employees to which the awards were made.

The trusts purchased the following number of shares in respect of employee incentive plans:

	2022				2021
	Number	Share price			Number	Share price
	of shares	Low	High	Cost	of shares	Low	High	Cost
		£	£	$		£	£	$
January	63,019	12.93	13.14	1,120,889	74,817	14.12	14.48	1,443,158
February	65,223	12.43	12.49	1,098,500	69,865	12.42	12.96	1,251,067
March	73,193	10.37	10.96	1,055,044	55,545	14.91	15.49	1,189,784
April	4,024,410	10.64	11.29	58,880,934	2,438,884	15.45	15.55	52,512,098
May	460,897	8.95	9.05	5,288,807	52,989	15.82	15.96	1,183,836
June	196,180	10.13	11.70	2,402,464	121,472	14.62	14.89	2,508,974
July	87,338	10.06	10.15	1,052,807	60,473	13.62	13.78	1,145,078
August	86,540	9.81	9.95	1,029,843	57,004	14.20	14.37	1,128,450
September	90,843	9.24	9.73	1,000,619	312,226	14.89	15.24	7,961,098
October	175,837	9.06	9.30	1,675,634	436,771	14.48	14.99	8,410,274
November	79,326	8.99	9.04	837,944	53,867	14.77	14.83	1,072,374
December	95,680	10.63	10.74	1,240,296	76,926	13.20	13.24	1,355,942
Total	5,498,486			76,683,781	3,810,839			81,162,133

The cost in USD shown has been calculated from the share prices in pounds sterling using the monthly average exchange rate for the month in which those shares were purchased.

A portion of the share purchases in respect of employee incentive plans as shown in the table above were made on the Hong Kong Stock Exchange with the remainder being made on the London Stock Exchange.

Other than set out above, the Group did not purchase, sell or redeem any Prudential plc listed securities during 2022.